Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 7 - RELATED PARTIES

There were no payroll nor related amounts paid to related parties in 2018, 2017 and 2016.

During 2018, the company paid its board of directors a total remuneration of $1.9 thousands, compering to $0 in 2017 and $36 thousands in 2016.